TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rate	23.00%	23.00%	23.00%
Withholding income tax rate	21.00%
Tax loss carryforwards	$ 326